Contingencies and Commitments - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2021
Contingencies and Commitments [line Items]
Recovery of income tax paid	$ 4,403,712	$ 3,646,382	$ 866,842	$ 944,338	$ 459,319	$ 433,815
Tarjeta Naranja S.A.[member] | Two Thousand Fourteen And Two Thousand And Sixteen [member]
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable							$ 580,164
Tarjeta Naranja S.A.[member] | Repetition Of Income Tax For Two Thousand And Nineteen [member]
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable							1,364,949
Tarjeta Naranja S.A.[member] | Two Thousand and Fifteen [member]
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable							149,763
Tarjeta Naranja S.A.[member] | Two Thousand And Seventeen [member]
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable							326,498
Tarjeta Naranja S.A.[member] | Two Thousand And Eighteen [member]
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable							973,843
Taretja Cuyana [member] | Two Thousand Fourteen And Two Thousand And Sixteen [member]
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable							$ 145,478